General information (Policies)	6 Months Ended
Jun. 30, 2013
General information [Abstract]
Basis of consolidation and presentation
Basis of consolidation and presentation

The unaudited interim consolidated and combined carve-out financial statements are presented in accordance with US GAAP. The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim consolidated and combined carve-out financial statements do not include all of the disclosures required in complete annual financial statements. These interim financial statements should be read in conjunction with our retroactively adjusted annual Consolidated and Combined Carve-Out Financial Statements as at December 31, 2012 included in the Restatement 6-K (our "audited 2012 financial statements"). The year-end balance sheet data was derived from our audited 2012 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included.

As of October 24, 2012, the financial statements of Seadrill Partners LLC ("the Company") as a separate legal entity are presented on a consolidated basis. For periods prior to October 24, 2012, the results of operations and balance sheet have been carved out of the consolidated financial statements of Seadrill Limited and therefore are presented on a combined carve-out basis. The combined entity's historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Company's interests in the four rigs in OPCO's Initial Fleet. Accordingly, the unaudited historical combined carve-out interim financial statements prior to October 24, 2012 reflect allocations of certain administrative and other expenses, including share options and pension costs, mark-to-market valuations of interest rate and foreign currency swap derivatives. The basis for the allocations are described in note 1 of the retroactively adjusted audited consolidated and combined carve-out financial statements for the year ended December 31, 2012 filed as an exhibit to the Restatement 6-K with the U.S. Securities and Exchange Commission. These allocated costs have been accounted for as an equity contribution in the combined consolidated balance sheets.